Summary of significant accounting policies (Details) - Schedule of property and equipment	12 Months Ended
Sep. 30, 2021 USD ($)
Buildings [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Estimated residual value (in Dollars)
Machinery & equipment [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Depreciation years	3 years
Estimated residual value (in Dollars)
Vehicles [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Depreciation years	5 years
Estimated residual value (in Dollars)
Furniture and fixtures [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Depreciation years	7 years
Estimated residual value (in Dollars)
Software [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Depreciation years	5 years
Estimated residual value (in Dollars)
Minimum [Member] | Buildings [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Depreciation years	33 years
Maximum [Member] | Buildings [Member]
Summary of significant accounting policies (Details) - Schedule of property and equipment [Line Items]
Depreciation years	39 years